Loans receivable (Tables)	12 Months Ended
Dec. 31, 2025
Loans receivable.
Schedule of loans receivable

	December 31, 2025	December 31, 2024
Balance at January 1	226	148
New loans granted	1,171	601
Repayments of principal	(401)	(472)
Interest charged	22	70
(Write-off)/write-back of loans receivable	415	(59)
Foreign exchange (gain) / loss	57	(62)
Expected credit losses/change in fair value	4,328	—
Conversion of loan receivable into shares	(4,328)	—
Balance at December 31	1,490	226